Equity-method investees	12 Months Ended
Dec. 31, 2020
Disclosure Of Equity Method Investees [Abstract]
Equity-method investees
11	Equity-method investees

Changes in the carrying amount of equity-method investees for the years ended December 31, 2020 and 2019 are analysed as follows.

	Natuzzi Trading Shanghai	Nars Miami LLC	Salena S.r.l.	Total
Balance as at December 31, 2018	40,133	87	—	40,220
Share of profit for the year	992	19	—	1,011
Share of other comprehensive income	111	—	—	111
Balance as at December 31, 2019	41,236	106	—	41,342
Share of profit for the year	1,455	—	—	1,455
Share of other comprehensive income	(365)	(8)	—	(373)
Dividends received	(2,335)	—	—	(2,335)
Balance as at December 31, 2020	39,991	98	—	40,089

As at December 31, 2020 and 2019 equity-method investees include: (a) the 49% stake in the joint venture Natuzzi Trading Shanghai; (b) the 49% stake in the associate Nars Miami LLC; (c) the 49% interest in the associate Salena S.r.l., whose carrying value was totally impaired in 2014 in consideration of some legal disputes among shareholders.

All such investments are accounted for using the equity method.

(i) Disclosures on Natuzzi Trading (Shanghai) Co. Ltd., joint venture

On March 22, 2018, the Company signed a Joint Venture Agreement and a Share Purchase Agreement with Kuka Group (Kuka), a leading distributor of upholstered furniture in China. Such agreements, which aim to expand the Company’s retail network on the Chinese market, provide for an investment by Kuka in the Group of 65,000, of which: (a) a 35,000 capital injection into the subsidiary Natuzzi Trading (Shanghai) Co. Ltd. (Natuzzi Trading Shanghai), increasing the share capital of the latter, in exchange for a 27.46% interest; and (b) 30,000 for the purchase of an additional 23.54% interest in the subsidiary, Natuzzi Trading Shanghai, which was owned by Natuzzi.

Such agreements were finally completed on July 27, 2018, after obtaining the necessary authorizations and approvals. Following such agreements, the Company and Kuka own, respectively, a 49% and a 51% interest in Natuzzi Trading Shanghai.

Both the Joint Venture Agreement and the Share Purchase Agreement incorporated some conditions precedent, including: (a) the stipulation of a license contract between Natuzzi and Kuka for the use of the exclusive and permanent rights to Natuzzi trademarks, for a total consideration of 15,000; (b) the stipulation of the distribution contracts between Natuzzi and Kuka, in accordance with which Natuzzi Trading Shanghai is to exclusively distribute Natuzzi Italia and Natuzzi Editions branded products, to be purchased mainly by Natuzzi Group, through a network of directly-operated single-brand stores and franchises in China, as well as through online stores. Such contract was signed on March 22, 2018 and became effective on July 27, 2018.

Following the transaction, Natuzzi lost control over its former subsidiary Natuzzi Trading Shanghai, reducing its shareholding to 49%. At the date of loss of control, July 27, 2018, based on IFRS 10 paragraphs 25 and B98 of the Application Guidance, the Company has: (a) derecognised assets and liabilities of Natuzzi Trading Shanghai at their carrying amounts (net assets amounted to 2,613) at the date of loss of control; (b) recognised the fair value of the consideration received from Kuka of 30,000 for the transfer of a 23.54% interest in Natuzzi Trading Shanghai; (c) recognised the 49% retained interest in Natuzzi Trading Shanghai at its fair value, amounting to 48,024, at the date of the loss of control; (d) reclassified to profit or loss all the amounts recognised in other comprehensive income of Natuzzi Trading Shanghai; (e) recognised the resulting difference as a gain in the consolidated statement of profit or loss, in the amount of 75,411.

The fair value of the retained interest in Natuzzi Trading Shanghai, amounting to 48,024, has been estimated by applying a discounted earnings technique, and is based on significant inputs that are not observable in the market (level 3). The fair value estimate was based on an assumed discount rate of 14.25% and a terminal value calculated assuming a nil long-term growth rate.

The cash consideration paid by Kuka Group, amounting to 65,000, for the acquisition of the 51% stake in Natuzzi Trading Shanghai reflects the strategic factors associated with applicable synergies in relation to market, products and distribution for such counterparty. Since those factors were deemed to be specific to the counterparty, the Company has determined appropriate to estimate the fair value of the retained investment in Natuzzi Trading Shanghai upon the results of a third-party independent appraisal. The fair value was estimated in the amount of 48,024 and has appropriately taken into consideration the sensitivity factors included in the appraisal.

The fair values of the identifiable assets and liabilities of Natuzzi Trading Shanghai as at the date control was lost were the following:

Assets
Property, plant and equipment	541
Intangible assets	9,397
Other non-current assets	271
Deferred tax assets	167
Inventories	851
Trade receivables	243
Other current receivables	388
Restricted cash for capital contribution	35,000
Cash and cash equivalents	4,886
Total assets (a)	51,744
Liabilities
Deferred tax liabilities	2,349
Trade payables	992
Other payables	3,710
Liabilities for current income tax	31
Total liabilities (b)	7,082
Total identifiable net assets at fair value c = (a-b)	44,662
49% interest measured at fair value (c x 49%)	21,884
Goodwill arising on the transaction	26,140
Fair value of the retained 49% interest	48,024

Details of the net cash flows deriving from the transaction are as follows:

Cash received for the disposal of the 23.54% interest	30,000
Chinese withholding tax	(2,958)
Cash and cash equivalents of Natuzzi Trading Shanghai	(4,886)
Net cash flows as per cash flows statement	22,156

Until the date control was lost, Natuzzi Trading Shanghai contributed 13,500 of revenue and 1,603 to profit before tax of the Group.

The following table shows the reconciliation of the fair value of the retained interest in Natuzzi Trading Shanghai at the date of loss of control with the carrying amount as at December 31, 2018 included in the consolidated statement of financial position.

Fair value at the date of loss of control		48,024
Elimination of intercompany profit from licensing Natuzzi trademarks		(7,350)
Group’s share of profit for the year	311
Elimination of amortisation of Natuzzi’s trademarks	153
Elimination of intercompany profit on inventories	(597)
Amortisation of intangibles assets	(216)
Reversal of deferred tax liabilities	54
Group’s share of loss for the year, net of equity method adjustments	(295)	(295)
Group’s share of other comprehensive income		(246)
Carrying amount as at December 31, 2018		40,133

The elimination of the intercompany profit from licensing Natuzzi’s trademarks refers to the stipulation of a license contract between the Company and Natuzzi Trading Shanghai for the use of the exclusive and perpetual rights to Natuzzi’s trademarks for a cash consideration of 15,000. The Company concluded that such revenue from licensing its trademarks to Natuzzi Trading Shanghai has to be recognised over time as the transaction satisfies all the criteria in IFRS 15 B58 (“license with the right to access”) and to the extent of the unrelated investor’s (i.e., Kuka’s) interest in Natuzzi Trading Shanghai. Therefore, the Company while applying the equity method has eliminated the 49% intercompany profit arising from this transaction, in the amount of 7,350. Further, the Company has recorded the deferred revenue of 7,650 under contract liabilities (see note 22) and such amount is recognised in profit or loss over the useful life of the licensed trademarks.

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2018 with the carrying amount as at December 31, 2019 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2018		40,133
Group’s share of profit for the year	1,684
Elimination of amortisation of Natuzzi’s trademarks	368
Elimination of intercompany profit on inventories	(671)
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	992	992
Group’s share of other comprehensive income		111
Carrying amount as at December 31, 2019		41,236

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2019 with the carrying amount as at December 31, 2020 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2019		41,236
Group’s share of profit for the year	1,873
Elimination of amortisation of Natuzzi’s trademarks	367
Elimination of intercompany profit on inventories	(396)
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	1,455	1,455
Group’s share of other comprehensive income		(365)
Dividends received		(2,335)
Carrying amount as at December 31, 2020		39,991

Summarised financial information of the Joint Venture Natuzzi Trading Shanghai, based on its IFRS financial statements, and reconciliation with the carrying amount of the Group’s share in net assets and in profit or loss as reported in the consolidated financial statements are set out below.

Summarised statement of financial position of Natuzzi Trading Shanghai and Group’s share in net assets as at December 31, 2020 and 2019

	31/12/20	31/12/19
Current assets	60,319	48,910
Non-current assets	20,197	23,166
Current liabilities	(38,427)	(25,663)
Non-current liabilities	(2,367)	(5,004)
Net Assets	39,722	41,409
Group’s share in net assets – 49%	19,463	20,290
Intangible assets	3,351	3,870
Goodwill	26,140	26,140
Elimination of intercompany profit from licensing Natuzzi’s trademarks	(6,462)	(6,829)
Elimination of intercompany profit on inventories	(1,664)	(1,268)
Deferred tax liabilities	(837)	(967)
Group’s carrying amount of interest	39,991	41,236

As at December 31, 2020 and 2019 cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current are set out below.

	31/12/20	31/12/19
Cash and cash equivalents	43,668	37,049
Bank overdrafts and borrowings	—	—
Lease liabilities current	(2,432)	(1,982)
Lease liabilities non-current	(2,367)	(5,004)
Total, net	38,869	30,063

Summarised statement of profit or loss of Natuzzi Trading Shanghai and Group’s share of profit for the year ended December 31, 2020, 2019 and for the period July 27, 2018 – December 31, 2018

	2020	2019	2018
Revenue	62,023	52,714	13,836
Cost of sales	(37,414)	(33,754)	(8,197)
Other income and expenses, net	(413)	41	919
Selling expenses	(17,685)	(13,570)	(5,141)
Administrative expenses	(2,185)	(1,883)	(632)
Net finance income	864	1,194	350
Profit before tax	5,190	4,742	1,135
Income tax expense	(1,368)	(1,304)	(500)
Profit for the period	3,822	3,438	635
Other comprehensive profit/(loss)	(744)	227	(503)
Total comprehensive profit for the period	3,078	3,665	132
Group’s share of profit for the period – 49%	1,873	1,684	311
Elimination of amortisation of Natuzzi’s trademarks	367	368	153
Elimination of intercompany profit on inventories	(396)	(671)	(597)
Amortisation of intangible assets	(519)	(519)	(216)
Deferred tax liabilities	130	130	54
Group’s share of profit/(loss), net of equity method adj.	1,455	992	(295)
Group’s share of other comprehensive income/(loss) for the period	(365)	111	(246)
Group’s share of total comprehensive income/(loss) for the period	1,090	1,103	(541)
Dividends received by the Group	2,335	—	—

For the years ended December 31, 2020, 2019 and for the period July 27, 2018 – December 31, 2018, depreciation and amortization, interest income, interest expense and income tax expense are set below.

	2020	2019	July 27, 2018 - Dec. 31, 2018
Depreciation and amortization	4,106	2,916	427
Interest income	1,256	1,419	356
Interest expense	392	257	13
Income tax expense	1,368	1,304	500

(ii) Disclosures on Nars Miami LLC, associate

Nars Miami LLC, an immaterial associate, is engaged in the sale of the Group’s upholstery furniture and home furnishings accessories to end customers, under a franchisee agreement. The principal place of business of such associate is in Miami, Florida (USA).